Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (540,317)	$ (4,973,614)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	864,493	675,506
Amortization	2,354,781	211,600
Stock compensation expense	3,418,148	2,261,308
Gain on debt settlement		(25,092)
Changes in operating assets and liabilities
Accounts receivable	709,629	(1,920,000)
Other receivables		(95,000)
Prepayments	(11,601,139)	(923,000)
Other payables and accrued liabilities	122,870	113,569
Deferred revenue	(2,334,147)
Net cash used in operating activities	(7,005,682)	(4,674,723)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(39,602)	(2,000,000)
Purchase of intangible assets	(4,745,527)	(4,863,770)
Net cash used in investing activities	(4,785,129)	(6,863,770)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net of offering costs	19,241,102	10,341,025
Proceeds from exercise of warrants		590,091
Borrowings from related parties	251,887
Net cash provided by financing activities	19,492,989	10,931,116
NET CHANGE IN CASH AND CASH EQUIVALENTS	7,702,178	(607,377)
CASH AND CASH EQUIVALENTS, beginning of period	174,189	988,696
CASH AND CASH EQUIVALENTS, end of period	7,876,367	381,319
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued for acquisition of equipment		3,818,000
OTHER NON-CASH TRANSACTIONS:
Other receivables offset with payments for equipment purchase		1,000,000
Prepayment offset with other payables for debt settlement		$ 150,000